WARRANTS: Warrants to purchase common shares (Details) (USD $)	0 Months Ended	1 Months Ended	12 Months Ended
	Mar. 06, 2013	Oct. 31, 2012	Mar. 31, 2013
Shares, Balance			0
Shares, Granted		1,000,000	1,080,000
Shares, Exercised			0
Shares, Cancelled			0
Shares, Balance			1,080,000
Shares, exercisable			1,080,000
Weighted Average Exercise Price, Balance			0
Weighted Average Exercise Price, Granted	$ 0.50	$ 0.70	$ 0.50
Weighted Average Exercise Price, Cancelled			$ 0
Weighted Average Exercise Price, Balance			0.50